Other Financial Data (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other Financial Data [Abstract]
Summary of Components of Receivables, Net
The components of Receivables, net are as follows (in millions):

	March 31, 2023	December 31, 2022
Billed and unbilled receivables	$648	$687
Allowance for expected credit losses	(10)	(9)

Balance at end of period	$638	$678

The components of Receivables, net are as follows (in millions):

	December 31, 2022	December 31, 2021
Billed and unbilled receivables	$687	$520
Allowance for expected credit losses	(9)	(5)

Balance at end of period	$678	$515

Summary of Components of Other Current Assets
The components of Other current assets are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred project costs	$44	$43
Prepaid expenses	62	68
Commissions receivable	100	149
Other	106	119

Total	$312	$379

The components of Other current assets are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred project costs	$43	$39
Prepaid expenses	68	66
Commissions receivable	149	148
Other	119	49

Total	$379	$302

Summary of Components of Other Assets
The components of Other assets are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred project costs	$347	$342
Operating lease right of use asset	81	86
Commissions receivable	26	28
Other	61	86

Total	$515	$542

The components of Other assets are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred project costs	$342	$274
Operating lease right of use asset	86	120
Commissions receivable	28	34
Other	86	44

Total	$542	$472

Summary of Components of Other Current Liabilities
The components of Other current liabilities are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred revenue	$140	$141
Operating lease liabilities	34	34
Finance lease liabilities	25	25
Other	136	100

Total	$335	$300

The components of Other current liabilities are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred revenue	$141	$148
Operating lease liabilities	34	44
Finance lease liabilities	25	27
Other	100	182

Total	$300	$401

Summary of Components of Other Liabilities
The components of Other liabilities are as follows (in millions):

	March 31, 2023	December 31, 2022
Deferred revenue	$96	$93
Operating lease liabilities	95	103
Finance lease liabilities	16	18
Unrecognized tax positions	12	13
Other	51	54

Total	$270	$281

Other liabilities
The components of Other liabilities are as follows (in millions):

	December 31, 2022	December 31, 2021
Deferred revenue	$93	$55
Operating lease liabilities	103	139
Finance lease liabilities	18	34
Unrecognized tax positions	13	44
Other	54	81

Total	$281	$353

Summary of Components of Fixed Assets, Net
The components of Fixed assets, net are as follows (in millions):

	December 31, 2022	December 31, 2021
Capitalized software	$183	$55
Leasehold improvements	42	40
Computer equipment	116	102
Furniture, fixtures and equipment	12	12
Construction in progress	73	58

Total Fixed assets, gross	426	267
Less: Accumulated depreciation	106	31

Fixed assets, net	$320	$236